Cash and cash equivalents (Details Narrative) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash equivalents (a)	R$ 660,075,000	R$ 987,313,000
U S D [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents (a)	R$ 23,228	R$ 70,523
Bank Certificates Of Deposit [Member]
IfrsStatementLineItems [Line Items]
Percentage of average interest	100.38%
Interbank Certificates Of Deposit [Member]
IfrsStatementLineItems [Line Items]
Percentage of average interest		90.95%